Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Summary of inventories
	As of	As of
	December 31, 2016	December 31, 2015
Raw materials	$3,428,542	$2,245,382
Work-in-progress	1,226,539	819,423
Finished goods	12,199,651	10,523,395
Inventory valuation allowance	(123,028)	(94,515)
Total inventory	$16,731,704	$13,493,685